Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Consolidated net earnings	$ 288,938	$ 154,294	$ 119,432
Adjustments to reconcile consolidated net earnings to net cash provided by operating activities:
Depreciation, depletion and amortization	263,587	222,746	173,761
Stock-based compensation expense	13,589	8,993	7,008
Loss (gains) on divestitures and sales of assets	14,093	(52,297)	(2,265)
Deferred income taxes	85,225	50,292	24,113
Excess tax benefits from stock-based compensation transactions		(2,508)	(2,368)
Other items, net	(5,972)	4,795	(429)
Changes in operating assets and liabilities, net of effects of acquisitions and divestitures:
Accounts receivable, net	12,309	(16,650)	(22,523)
Inventories, net	(21,525)	(12,020)	(11,639)
Accounts payable	(40,053)	5,303	20,063
Other assets and liabilities, net	(37,040)	18,710	3,798
Net Cash Provided by Operating Activities	573,151	381,658	308,951
Cash Flows from Investing Activities:
Additions to property, plant and equipment	(318,232)	(232,183)	(155,233)
Acquisitions, net	(43,215)	(189)	(64,478)
Cash received in acquisition	63	59,887
Proceeds from divestitures and sales of assets	448,122	121,985	8,564
Payment of railcar construction advances	(25,234)	(14,513)
Reimbursement of railcar construction advances	25,234	14,513
Repayments from affiliate	1,808	1,175
Loan to affiliate			(3,402)
Net Cash Provided By (Used for) Investing Activities	88,546	(49,325)	(214,549)
Cash Flows from Financing Activities:
Borrowings of long-term debt	230,000	868,762	604,417
Repayments of long-term debt	(244,704)	(1,057,289)	(621,142)
Debt issuance costs		(2,782)	(2,148)
Change in bank overdraft	10,052	(2,373)	2,556
Payments on capital lease obligations	(6,616)	(3,075)	(28)
Dividends paid	(107,462)	(91,304)	(74,197)
Distributions to owners of noncontrolling interests	(325)	(800)	(876)
Repurchase of common stock	(519,962)
Purchase of remaining interest in existing subsidiaries		(19,480)
Issuances of common stock	37,078	39,714	11,691
Excess tax benefits from stock-based compensation transactions		2,508	2,368
Net Cash Used for Financing Activities	(601,939)	(266,119)	(77,359)
Net Increase in Cash and Cash Equivalents	59,758	66,214	17,043
Cash and Cash Equivalents, beginning of year	108,651	42,437	25,394
Cash and Cash Equivalents, end of year	168,409	108,651	42,437
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	71,011	81,304	52,034
Cash paid for income taxes	$ 46,774	$ 15,955	$ 23,491